Interest and Other Financial Expenses (Tables)	6 Months Ended
Jun. 30, 2026
Interest and Other Financial Expenses [Abstract]
Schedule of Interest and Other Financial Expenses
	Three-month period ended June 30		Six-month period ended June 30
	2026	2025	2026	2025
Bank fees	(11,246)	(14,474)	(32,145)	(21,658)
Cost of Funding (1)	(1,065,013)	(770,476)	(1,980,483)	(1,369,607)
Derivative financial instruments	(379,159)	-	(668,821)	-
Others	(46,164)	(66,133)	(76,069)	(99,738)
Total	(1,501,582)	(851,083)	(2,757,518)	(1,491,003)

(1)	The cost of funding is mainly related to the interest expenses paid to customers who deposit funds in CDBs, which are used as funding for the Company’s assets. Management monitors these expenses, and they are directly associated with the funding of investments, loans and operations.